Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
The Future Fund Long/Short ETF | The Future Fund Long/Short ETF
Prospectus [Line Items]
Annual Return [Percent]	17.54%
One Global ETF | One Global ETF
Prospectus [Line Items]
Annual Return [Percent]	23.96%	38.93%	(39.40%)